UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-02671

DWS Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  5/31

Date of reporting period: 2/28/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2010 (Unaudited)

DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 94.5%
Alabama 1.0%
Alabama, State Public School & College Authority, Capital Improvement, 5.0%, 12/1/2023	35,000,000	37,975,350
Phoenix County, AL, Industrial Development Revenue, Industrial Development Board, AMT, 6.35%, 5/15/2035	4,000,000	3,679,840

		41,655,190
Alaska 0.1%
Anchorage, AK, Electric Revenue, 6.5%, 12/1/2015 (a)	5,000,000	6,061,450
Arizona 0.5%
Arizona, Health Facilities Authority Revenue, Banner Health System, Series D, 5.375%, 1/1/2032	12,000,000	12,264,840
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032	1,600,000	1,406,208
5.0%, 12/1/2037	8,405,000	7,194,260

		20,865,308
Arkansas 0.4%
North Little Rock, AR, Electric Revenue, Series A, 6.5%, 7/1/2015 (a)	13,080,000	14,737,890
California 17.0%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019 (a)	705,000	847,657
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019 (a)	385,000	462,693
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.5%, 4/1/2043	13,000,000	13,666,250
Series F-1, 5.625%, 4/1/2044	11,500,000	12,288,325
California, Educational Facilities Authority Revenue, Loyola Marymount University, Series A, Zero Coupon, 10/1/2014 (a)	1,000,000	870,490
California, Educational Facilities Authority Revenue, University of Southern California, Series A, 5.0%, 10/1/2038	6,925,000	7,191,820
California, Health Facilities Financing Authority Revenue, Adventist Health System, Series A, 5.75%, 9/1/2039	5,000,000	5,087,900
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West:
Series A, 6.0%, 7/1/2034	10,000,000	10,532,500
Series A, 6.0%, 7/1/2039	7,500,000	7,865,550
California, Infrastructure & Economic Development Bank Revenue, California Independent Systems Operator Corp., Series A, 6.25%, 2/1/2039	7,800,000	8,172,528
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	15,315,000	17,229,528
California, Regents of the University of California, Medical Center, Pooled Revenue, Series B-1, 0.12% **, 5/15/2032	5,040,000	5,040,000
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series A-1, 5.0%, 6/1/2033	47,575,000	36,674,616
California, State Department of Water Resources Revenue, Prerefunded, 5.5%, 12/1/2015	25,000	27,210
California, State General Obligation:
5.0%, 9/1/2032	10,000,000	9,273,600
6.25%, 11/1/2034	20,655,000	21,947,177
California, State General Obligation, Various Purposes:
5.0%, 6/1/2023 (a)	25,000,000	25,800,000
5.0%, 3/1/2027	20,000,000	19,573,800
5.0%, 11/1/2027	15,000,000	14,671,650
5.0%, 6/1/2029 (a)	5,000,000	4,802,400
5.0%, 12/1/2031 (a)	1,045,000	972,811
5.125%, 11/1/2024	5,000,000	5,067,350
5.25%, 12/1/2021	10,215,000	10,623,804
6.0%, 4/1/2038	22,915,000	23,675,320
6.0%, 11/1/2039	50,000,000	51,738,500
6.5%, 4/1/2033	58,440,000	63,271,235
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	10,000,000	10,349,200
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.5%, 6/1/2021	2,500,000	2,541,250
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2029	2,000,000	2,069,600
California, State Public Works Board, Lease Revenue, Department of General Services, Capital East End, Series A, 5.25%, 12/1/2020 (a)	11,540,000	11,655,631
California, State Public Works Board, Lease Revenue, Department of Mental Health:
Series A, 5.5%, 6/1/2021	5,275,000	5,369,845
Series A, 5.5%, 6/1/2022	1,400,000	1,418,956
California, State Revenue Lease, Public Works Board, Department of Corrections:
Series C, 5.0%, 6/1/2025	2,500,000	2,427,050
Series C, 5.5%, 6/1/2020	5,000,000	5,112,750
California, State University Revenue, Series A, 5.25%, 11/1/2038	10,000,000	10,144,700
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, 5.0%, 6/1/2037 (a)	13,085,000	13,379,805
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2015	10,000,000	9,115,400
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	4,172,450
Series A, ETM, Zero Coupon, 1/1/2018 (b)	21,890,000	17,436,261
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease Revenue, Series C, AMT, 7.5%, 12/1/2024	2,500,000	2,497,575
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039	5,000,000	5,072,600
Madera County, CA, Hospital & Healthcare Revenue, Valley Children's Hospital, 6.5%, 3/15/2010 (a)	2,840,000	2,846,560
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2014 (a)	4,235,000	3,718,711
Northern California, Tobacco Securitization Authority, Tobacco Settlement Revenue, Series A-1, 5.375%, 6/1/2038	6,915,000	5,474,951
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%, 10/1/2014 (a)	2,000,000	2,190,400
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	16,128,160
Series B, 5.25%, 7/1/2039	12,000,000	12,096,120
Roseville, CA, School District General Obligation, Junior High, Series B, Zero Coupon, 8/1/2015 (a)	1,000,000	849,140
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U, 5.0%, 8/15/2026 (a)	10,455,000	11,238,602
Series U, 5.0%, 8/15/2028 (a)	8,175,000	8,642,937
San Diego, CA, Community College District General Obligation, Election of 2002, 5.25%, 8/1/2033	5,000,000	5,165,050
San Diego, CA, School District General Obligation, Series A, Zero Coupon, 7/1/2014 (a)	1,000,000	901,100
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series 32-G, 5.0%, 5/1/2026 (a)	8,565,000	8,811,929
Series E, 6.0%, 5/1/2039	35,000,000	37,762,550
San Francisco, CA, City & County Certificates of Participation, Multiple Capital Improvement Projects, Series A, 5.25%, 4/1/2031	7,860,000	7,967,446
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series B, 5.0%, 11/1/2039	15,000,000	15,428,100
San Joaquin County, CA, County General Obligation Lease, Facilities Project, 5.5%, 11/15/2013 (a)	3,895,000	4,027,430
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue:
Series A, Zero Coupon, 1/15/2012 (a)	5,000,000	4,497,950
Series A, Zero Coupon, 1/15/2013 (a)	35,295,000	29,808,745
Series A, Zero Coupon, 1/15/2014 (a)	14,905,000	11,650,791
Ukiah, CA, School District General Obligation Lease, Zero Coupon, 8/1/2015 (a)	2,000,000	1,661,480
Vallejo City, CA, Unified School District General Obligation, Series A, 5.9%, 2/1/2022 (a)	3,905,000	4,189,089

		675,195,028
Colorado 3.8%
Colorado, E-470 Public Highway Authority Revenue:
Series B, Zero Coupon, 9/1/2016 (a)	5,000,000	3,619,100
Series A-1, 5.5%, 9/1/2024 (a)	4,000,000	4,001,840
Colorado, Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.18% **, 6/1/2038, US Bank NA (c)	2,610,000	2,610,000
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	15,000,000	12,512,850
Colorado, Health Facilities Authority Revenue, Portercare Adventist Health System, Prerefunded, 6.5%, 11/15/2031	3,000,000	3,316,860
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038	30,000,000	32,298,300
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014 (a)	11,295,000	9,316,907
Series B, Zero Coupon, 9/1/2015 (a)	21,500,000	16,664,865
Series B, Zero Coupon, 9/1/2017 (a)	8,000,000	5,424,880
Series B, Zero Coupon, 9/1/2018 (a)	20,560,000	12,943,342
Series B, Zero Coupon, 9/1/2019 (a)	36,500,000	21,211,975
Series B, Zero Coupon, 9/1/2020 (a)	7,000,000	3,812,690
Series A, 5.75%, 9/1/2014 (a)	14,700,000	16,063,425
Denver, CO, School District General Obligation, Series A, 6.5%, 12/1/2010	3,000,000	3,139,710
Douglas County, CO, School District General Obligation, 7.0%, 12/15/2013 (a)	2,500,000	3,018,500

		149,955,244
Connecticut 0.4%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	13,000,000	13,342,290
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027	2,640,000	2,694,701

		16,036,991
District of Columbia 0.2%
District of Columbia, Core City General Obligation:
Series B3, 5.5%, 6/1/2012 (a)	1,050,000	1,142,012
Series A1, 6.5%, 6/1/2010 (a)	1,175,000	1,193,142
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023 (a)	5,000,000	6,069,600

		8,404,754
Florida 4.0%
Clearwater, FL, Water & Sewer Revenue, Series A, 5.25%, 12/1/2039	2,000,000	2,066,200
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018 (a)	1,250,000	1,517,712
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018 (a)	2,000,000	1,408,280
Gainesville, FL, Utilities System Revenue, Series B, 6.5%, 10/1/2010	1,370,000	1,419,416
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, 6.5%, 8/15/2019 (a)	1,000,000	1,057,150
Jacksonville, FL, Health Facilities Authority, ETM, 11.5%, 10/1/2012	85,000	107,708
Lee County, FL, Airport Revenue, Series A, AMT, 6.0%, 10/1/2020 (a)	2,820,000	2,870,788
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016 (a)	1,350,000	1,128,290
Miami Beach, FL, Stormwater Revenue, Prerefunded, 5.75%, 9/1/2017 (a)	725,000	748,592
Miami-Dade County, FL, Aviation Revenue, Series A, 5.5%, 10/1/2041	30,000,000	30,490,200
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series C, AMT, 5.25%, 10/1/2022 (a)	20,000,000	20,985,400
Series A-1, 5.375%, 10/1/2035	1,000,000	1,013,250
Series A-1, 5.375%, 10/1/2041	19,290,000	19,436,218
Miami-Dade County, FL, Sales & Special Tax Revenue:
Series A, Zero Coupon, 10/1/2014 (a)	2,195,000	1,779,355
Series A, Zero Coupon, 10/1/2022 (a)	7,000,000	3,261,650
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034 (d)	7,300,000	7,311,534
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project, 5.75%, 10/1/2043	10,000,000	10,315,300
Orange County, FL, Health Facilities Authority Revenue:
Series 2006-A, 6.25%, 10/1/2016 (a)	1,100,000	1,241,812
Series 2006-A, ETM, 6.25%, 10/1/2016 (a)	70,000	84,627
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series B, 5.25%, 12/1/2029 (a)	6,500,000	6,738,745
Series A, 6.25%, 10/1/2018 (a)	500,000	576,030
Series C, 6.25%, 10/1/2021 (a)	6,000,000	6,934,500
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016 (a)	2,830,000	3,439,610
Orlando & Orange County, FL, Expressway Authority Revenue, 6.5%, 7/1/2012 (a)	1,000,000	1,111,680
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project, Series A, 5.8%, 5/1/2026	500,000	476,270
Palm Beach County, FL, Airport Systems Revenue:
5.75%, 10/1/2013 (a)	3,770,000	4,221,608
5.75%, 10/1/2014 (a)	755,000	860,458
Palm Beach County, FL, Criminal Justice Facilities Revenue, 7.2%, 6/1/2015 (a)	110,000	133,181
Port St. Lucie, FL, Utility System Revenue:
5.0%, 9/1/2035 (a)	2,600,000	2,663,362
5.25%, 9/1/2035 (a)	3,000,000	3,110,400
Sunrise, FL, Water & Sewer Revenue, Utility Systems, 5.5%, 10/1/2018 (a)	12,500,000	14,394,875
Tallahassee, FL, Energy System Revenue, 5.5%, 10/1/2016 (a)	1,005,000	1,163,458
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020 (a)	2,075,000	2,265,983
Tampa, FL, Utility Tax Revenue, Zero Coupon, 10/1/2014 (a)	3,165,000	2,777,636
Westchase, FL, Community Development District, Special Assessment Revenue, 5.8%, 5/1/2012 (a)	1,600,000	1,605,936

		160,717,214
Georgia 5.4%
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, 5.0%, 7/1/2039	5,000,000	5,206,200
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019 (a)	13,000,000	14,183,000
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.375%, 11/1/2039 (a)	40,000,000	41,478,800
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Vogtle Project:
Series A, 5.3%, 1/1/2033 (a)	10,000,000	10,369,400
Series B, 5.5%, 1/1/2033	4,000,000	4,149,240
Cobb County, GA, Hospital & Healthcare Revenue, Series A, ETM, 5.625%, 4/1/2011 (a)	1,220,000	1,255,953
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series A, 5.5%, 2/15/2045	20,000,000	19,544,200
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019	17,440,000	17,785,661
Series B, 5.0%, 3/15/2019	5,000,000	5,055,000
Series A, 5.0%, 3/15/2020	2,700,000	2,713,500
Series B, 5.0%, 3/15/2020	5,000,000	5,000,650
Series A, 5.0%, 3/15/2022	17,340,000	17,445,601
Series A, 5.5%, 9/15/2023	5,000,000	5,048,900
Series A, 5.5%, 9/15/2024	4,635,000	4,662,532
Series A, 5.5%, 9/15/2027	5,000,000	4,895,200
Series A, 5.5%, 9/15/2028	5,000,000	4,869,500
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System, 6.5%, 8/1/2038 (a)	18,700,000	20,609,644
Georgia, Municipal Electric Authority Power Revenue:
Series 2005-Y, 6.4%, 1/1/2013 (a)	3,270,000	3,558,381
Series 2005-Y, Prerefunded, 6.4%, 1/1/2013 (a)	35,000	36,822
Series Y, ETM, 6.4%, 1/1/2013 (a)	195,000	213,010
Series V, 6.5%, 1/1/2012 (a)	2,155,000	2,270,379
Series X, 6.5%, 1/1/2012 (a)	1,515,000	1,617,278
Series W, 6.6%, 1/1/2018 (a)	11,135,000	13,202,881
Georgia, State General Obligation, Series H-3, 0.18% **, 12/1/2026	6,694,000	6,694,000
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, ETM, 6.6%, 1/1/2018 (a)	195,000	236,365
Macon-Bibb County, GA, Hospital & Healthcare Revenue, Series C, 5.25%, 8/1/2011 (a)	1,290,000	1,318,754

		213,420,851
Hawaii 0.2%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., 6.5%, 7/1/2039	6,000,000	6,469,800
Idaho 0.3%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	10,060,000	11,070,829
Illinois 11.8%
Chicago, IL, Core City General Obligation:
Zero Coupon, 1/1/2017 (a)	20,000,000	15,654,400
Series A, 5.375%, 1/1/2013 (a)	12,505,000	13,412,863
ETM, 6.25%, 1/1/2011 (a)	1,060,000	1,111,919
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2025 (a)	13,985,000	14,823,261
Series B, 5.125%, 1/1/2015 (a)	1,960,000	2,244,494
Chicago, IL, O'Hare International Airport Revenue, Series A-2, AMT, 5.75%, 1/1/2019 (a)	12,975,000	13,719,635
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014 (a)	4,100,000	4,463,752
Chicago, IL, School District General Obligation Lease, Board of Education:
Series A, 6.0%, 1/1/2016 (a)	11,025,000	12,986,788
Series A, 6.0%, 1/1/2020 (a)	46,340,000	53,770,619
Series A, 6.25%, 1/1/2015 (a)	28,725,000	32,086,974
Chicago, IL, School District General Obligation Lease, Public Housing Revenue, Series A, 5.25%, 12/1/2011 (a)	9,705,000	10,359,505
Chicago, IL, School District Revenue Lease, Board of Education, 6.25%, 12/1/2011 (a)	1,600,000	1,741,872
Chicago, IL, Water & Sewer Revenue:
Zero Coupon, 11/1/2012 (a)	6,350,000	6,089,777
Zero Coupon, 11/1/2018 (a)	5,165,000	3,742,766
Chicago, IL, Water Revenue, 5.0%, 11/1/2023 (a)	10,000,000	10,882,000
Cook County, IL, County General Obligation, 6.5%, 11/15/2014 (a)	18,560,000	22,395,795
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	5,500,000	5,636,895
Series A, 5.5%, 4/1/2044	5,500,000	5,686,560
Series D, 6.5%, 11/1/2038	4,085,000	4,557,594
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	16,000,000	14,685,760
Illinois, Finance Authority Revenue, Memorial Health Systems:
5.5%, 4/1/2034	12,100,000	12,003,563
5.5%, 4/1/2039	4,800,000	4,758,432
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	22,990,000	23,924,084
Illinois, Finance Authority Revenue, Roosevelt University Project, 6.5%, 4/1/2044	10,000,000	10,374,800
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015 (a)	3,300,000	2,870,109
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority:
5.2%, 9/1/2012	1,000,000	1,006,760
6.25%, 8/15/2013 (a)	2,400,000	2,605,080
Series A, 6.25%, 1/1/2015 (a)	11,565,000	12,756,773
Illinois, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 6/15/2011 (a)	895,000	875,015
Illinois, Municipal Electric Agency Power Supply:
Series A, 5.25%, 2/1/2023 (a)	3,500,000	3,764,390
Series A, 5.25%, 2/1/2024 (a)	2,500,000	2,673,400
Illinois, Pollution Control Revenue, Development Finance Authority, 5.85%, 1/15/2014 (a)	5,000,000	5,543,250
Illinois, Project Revenue, Zero Coupon, 1/1/2014 (a)	17,975,000	16,542,752
Illinois, Project Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2016 (a)	10,000,000	7,894,200
Illinois, Regional Transportation Authority, Series A, 6.7%, 11/1/2021 (a)	25,800,000	31,495,608
Illinois, Sales & Special Tax Revenue:
6.25%, 12/15/2011 (a)	1,590,000	1,669,627
6.25%, 12/15/2020 (a)	6,975,000	7,943,688
Series P, 6.5%, 6/15/2013	1,485,000	1,602,077
Illinois, Sales & Special Tax Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2013 (a)	7,565,000	6,980,604
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 12/15/2018 (a)	6,660,000	4,492,503
Joliet, IL, Higher Education Revenue, College Assistance Corp., North Campus Extension Center Project, 6.7%, 9/1/2012 (a)	1,255,000	1,342,712
Kane Cook & Du Page Counties, IL, School District General Obligation:
Series B, Zero Coupon, 1/1/2011 (a)	1,040,000	1,031,077
Series B, Zero Coupon, 1/1/2012 (a)	1,300,000	1,265,069
Series B, Zero Coupon, 1/1/2013 (a)	1,095,000	1,040,239
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017 (a)	1,885,000	2,360,039
Lake County, IL, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013 (a)	5,880,000	5,266,304
Series B, Zero Coupon, 12/1/2014 (a)	5,985,000	5,128,128
Skokie, IL, Other General Obligation, Park District, Series B, Zero Coupon, 12/1/2011 (a)	3,000,000	2,927,580
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	625,000	627,244
Will County, IL, County General Obligation:
Series B, Zero Coupon, 12/1/2011 (a)	4,145,000	4,066,286
Series B, Zero Coupon, 12/1/2012 (a)	2,480,000	2,381,420
Series B, Zero Coupon, 12/1/2013 (a)	12,030,000	11,241,193
Series B, Zero Coupon, 12/1/2014 (a)	10,255,000	9,239,960
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, ETM, Zero Coupon, 11/1/2015 (a)	8,000,000	6,974,320
Winnebago County, IL, School District General Obligation, District No. 122 Harlem-Loves, 6.55%, 6/1/2010 (a)	1,825,000	1,852,503

		468,574,018
Indiana 1.7%
Indiana, Electric Revenue, Municipal Power Agency:
Series B, 5.5%, 1/1/2016 (a)	10,160,000	11,452,149
Series B, 6.0%, 1/1/2012 (a)	1,750,000	1,897,927
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	5,230,000	5,624,290
Indiana, Health Facilities Financing Authority, ETM, 6.0%, 7/1/2010 (a)	1,035,000	1,055,876
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,100,000	1,746,528
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
Series D, 5.75%, 11/15/2012	4,580,000	4,641,326
ETM, 6.0%, 7/1/2010 (a)	325,000	329,267
ETM, 6.0%, 7/1/2011 (a)	1,445,000	1,542,555
ETM, 6.0%, 7/1/2012 (a)	1,535,000	1,703,063
ETM, 6.0%, 7/1/2013 (a)	1,620,000	1,856,405
ETM, 6.0%, 7/1/2014 (a)	1,720,000	2,024,960
ETM, 6.0%, 7/1/2015 (a)	1,825,000	2,183,195
6.0%, 7/1/2016 (a)	465,000	514,178
ETM, 6.0%, 7/1/2016 (a)	1,470,000	1,811,422
6.0%, 7/1/2017 (a)	490,000	535,840
ETM, 6.0%, 7/1/2017 (a)	1,560,000	1,939,735
6.0%, 7/1/2018 (a)	520,000	564,699
ETM, 6.0%, 7/1/2018 (a)	1,655,000	2,069,776
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	2,955,000	3,432,262
Indiana, Transportation/Tolls Revenue, Transportation Authority:
Series A, 5.75%, 6/1/2012 (a)	4,550,000	5,054,231
Series A, 7.25%, 6/1/2015	585,000	613,887
Indiana, Transportation/Tolls Revenue, Transportation Finance Authority, Series A, ETM, 5.75%, 6/1/2012 (a)	450,000	476,897
Merrillville, IN, School District Revenue Lease, Multiple School Building Corp., First Mortgage, Zero Coupon, 1/15/2011 (a)	4,000,000	3,964,400
St. Joseph County, IN, Educational Facilities Revenue, Notre Dame du Lac Project, 5.0%, 3/1/2036	10,000,000	10,557,000

		67,591,868
Iowa 0.1%
Iowa, Finance Authority, Health Facilities Revenue, Iowa Health Systems, Series E, 0.16% **, 7/1/2039, Bank of America NA (c)	5,900,000	5,900,000
Kansas 0.3%
Johnson County, KS, School District General Obligation, Series B, 5.5%, 9/1/2015 (a)	1,860,000	2,221,956
Kansas, Pollution Control Revenue, Development Financing Authority, Series II, 5.5%, 11/1/2017	1,000,000	1,217,870
Kansas, State Department of Transportation Highway Revenue, Series A-2, 0.15% **, 9/1/2014	4,600,000	4,600,000
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, 5.0%, 11/15/2034	3,590,000	3,544,586

		11,584,412
Kentucky 1.7%
Kentucky, Economic Development Finance Authority, Health Systems Revenue, Norton Healthcare:
Series C, 5.6%, 10/1/2012 (a)	9,110,000	9,747,973
Series C, 5.7%, 10/1/2013 (a)	5,495,000	6,003,068
Series C, ETM, 5.7%, 10/1/2013 (a)	2,750,000	3,151,390
Series C, 5.8%, 10/1/2014 (a)	3,420,000	3,753,348
Series C, Prerefunded, 5.8%, 10/1/2014 (a)	1,710,000	1,986,336
Series C, 5.85%, 10/1/2015 (a)	3,490,000	3,784,521
Series C, Prerefunded, 5.85%, 10/1/2015 (a)	1,745,000	2,030,046
Series C, 5.9%, 10/1/2016 (a)	4,330,000	4,647,995
Series C, Prerefunded, 5.9%, 10/1/2016 (a)	2,170,000	2,528,245
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045 (d)	11,000,000	10,954,680
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2038 (a)	4,500,000	4,864,410
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	15,000,000	14,530,650

		67,982,662
Louisiana 0.8%
East Baton Rouge, LA, Sewer Commission Revenue, Series A, 5.25%, 2/1/2039	10,000,000	10,434,100
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	12,000,000	11,267,400
St. James Parish, LA, Pollution Control Revenue, Occidental Petroleum Corp., 0.16% **, 7/1/2018, Bayerische Landesbank (c)	9,400,000	9,400,000

		31,101,500
Maryland 0.6%
Baltimore, MD, Sales & Special Tax Revenue, Series A, 5.9%, 7/1/2012 (a)	3,100,000	3,409,721
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2016	1,000,000	803,500
Series A, 5.0%, 12/1/2031	20,000,000	14,490,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	3,400,000	3,834,282

		22,537,503
Massachusetts 5.4%
Massachusetts, Bay Transportation Authority Revenue, Series B, 6.2%, 3/1/2016	10,000,000	11,641,800
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014	5,500,000	6,412,560
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (a)	485,000	507,315
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,630,000	3,605,612
Massachusetts, Port Authority Revenue, ETM, 13.0%, 7/1/2013	790,000	964,914
Massachusetts, Project Revenue, Prerefunded, 9.2%, 12/15/2031	17,000,000	21,004,350
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, Prerefunded, 9.15%, 12/15/2023	3,000,000	3,702,720
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, Zero Coupon, 12/15/2014	27,680,000	25,192,675
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series A, 5.5%, 11/15/2027	1,680,000	1,257,245
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, SEMASS Partnership:
Series A, 5.625%, 1/1/2015 (a)	4,000,000	4,153,040
Series A, 5.625%, 1/1/2016 (a)	2,750,000	2,835,827
Massachusetts, State General Obligation, College Building Authority Project, Series A, 7.5%, 5/1/2010	4,110,000	4,163,265
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston Medical Center Project, 5.25%, 7/1/2038	18,000,000	15,452,280
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	11,291,130
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	14,285,000	14,552,558
Massachusetts, State Port Authority Revenue, Series B, AMT, 5.5%, 7/1/2012 (a)	3,025,000	3,061,391
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2014 (a)	3,000,000	2,854,080
Series A, AMT, 5.5%, 1/1/2015 (a)	3,000,000	2,822,070
Series A, AMT, 5.5%, 1/1/2016 (a)	3,000,000	2,791,800
Massachusetts, State Water Resource Authority, Series C, 6.0%, 12/1/2011	2,680,000	2,854,656
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C, Zero Coupon, 1/1/2018 (a)	10,000,000	6,907,900
Massachusetts, Water & Sewer Revenue, Water Authority:
Series J, 5.5%, 8/1/2020 (a)	34,315,000	41,832,044
Series J, 5.5%, 8/1/2021 (a)	5,685,000	6,963,841
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019	13,710,000	16,864,671

		213,689,744
Michigan 2.1%
Detroit, MI, School District General Obligation, Series C, 5.25%, 5/1/2014 (a)	1,000,000	1,098,100
Detroit, MI, Sewer Disposal Revenue:
Series D, 0.768% ***, 7/1/2032 (a)	6,385,000	4,767,999
Series B, 7.5%, 7/1/2033 (a)	10,000,000	12,030,300
Detroit, MI, State General Obligation:
Series A-1, 5.375%, 4/1/2016 (a)	2,760,000	2,614,824
Series A-1, 5.375%, 4/1/2018 (a)	3,000,000	2,707,470
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015 (a)	8,710,000	7,367,963
Michigan, State Building Authority Revenue, Facilities Program:
Series H, 5.125%, 10/15/2033	9,755,000	9,564,485
Series I, 6.0%, 10/15/2038	9,000,000	9,702,810
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023 (a)	7,500,000	8,127,600
Michigan, State Hospital Finance Authority Revenue, MidMichigan Health Obligation Group, Series A, 6.125%, 6/1/2039	4,000,000	4,235,720
Michigan, State Hospital Finance Authority Revenue, Trinity Health, Series A, 6.5%, 12/1/2033	10,000,000	11,188,500
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	7,200,000	8,499,456
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.6%, 2/15/2013	820,000	856,506

		82,761,733
Minnesota 0.5%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	6,440,000	7,184,593
University of Minnesota, Higher Education Revenue:
Series A, ETM, 5.75%, 7/1/2017	3,240,000	3,876,563
Series A, ETM, 5.75%, 7/1/2018	6,760,000	8,098,547

		19,159,703
Mississippi 0.3%
Warren County, MS, Gulf Opportunity, International Paper Co.:
Series A, 5.5%, 9/1/2031	5,000,000	4,746,350
Series A, 6.5%, 9/1/2032	7,420,000	7,645,494

		12,391,844
Missouri 0.5%
Cape Girardeau County, MO, Industrial Development Authority, Health Care Facilities Revenue, St. Francis Medical Center, Series A, 5.75%, 6/1/2039	2,150,000	2,186,829
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	8,240,000	6,961,729
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016 (a)	6,895,000	4,729,832
St. Louis, MO, Special Assessment Revenue, Scullin Redevelopment Area, Series A, 10.0%, 8/1/2010	1,055,000	1,075,615
St. Louis, MO, State General Obligation Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015 (a)	4,200,000	3,091,662

		18,045,667
Montana 0.1%
Montana, State Board of Regents Higher Education Revenue, University of Montana, Series F, 6.0%, 5/15/2019 (a)	4,545,000	4,684,395
Nebraska 0.1%
Omaha, NE, Public Power District Electric Revenue:
Series A, 5.5%, 2/1/2033	1,000,000	1,081,630
Series A, 5.5%, 2/1/2035	1,000,000	1,076,750
Series A, 5.5%, 2/1/2039	1,000,000	1,071,900

		3,230,280
Nevada 0.1%
Clark County, NV, Airport Revenue, Airport Jet Aviation Fuel:
Series C, AMT, 5.375%, 7/1/2018 (a)	1,500,000	1,489,935
Series C, AMT, 5.375%, 7/1/2019 (a)	1,100,000	1,091,156
Series C, AMT, 5.375%, 7/1/2020 (a)	1,100,000	1,088,318
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project:
Zero Coupon, 1/1/2013 (a)	5,000,000	1,476,400
Second Tier, 7.375%, 1/1/2040 *	15,000,000	600,000

		5,745,809
New Jersey 2.5%
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
5.5%, 6/15/2031	3,000,000	2,834,430
5.75%, 6/15/2034	2,455,000	2,367,651
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022 (a)	7,140,000	7,348,702
Series A, 5.0%, 7/1/2023 (a)	8,845,000	9,075,324
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, 5.8%, 11/1/2023 (a)	5,000,000	5,885,900
New Jersey, Highway Authority Revenue, Garden State Parkway, ETM, 6.5%, 1/1/2011	530,000	553,506
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	934,410
New Jersey, State Transportation Trust Fund Authority:
Series A, 5.75%, 6/15/2020 (a)	11,000,000	12,846,680
Series A, 6.0%, 12/15/2038	17,000,000	18,783,300
New Jersey, State Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems:
Series A, Zero Coupon, 12/15/2026	54,000,000	21,209,040
Series A, Zero Coupon, 12/15/2028	30,000,000	10,201,200
New Jersey, State Turnpike Authority Revenue:
Series E, 5.25%, 1/1/2040	5,250,000	5,476,012
Series C-2005, 6.5%, 1/1/2016 (a)	1,210,000	1,449,870
Series C-2005, ETM, 6.5%, 1/1/2016 (a)	425,000	526,979

		99,493,004
New Mexico 0.0%
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, Series E2, AMT, 6.8%, 3/1/2031	1,780,000	1,828,363
New York 2.3%
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019 (a)	11,860,000	13,014,097
New York, Higher Education Revenue, Dormitory Authority, City University, Series B, 6.0%, 7/1/2014 (a)	5,950,000	6,422,906
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,729,200
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,249,920
New York, State Agency General Obligation Lease, Dormitory Authority, City University, Series C, 7.5%, 7/1/2010 (a)	1,140,000	1,167,303
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,275,756
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2038	8,750,000	9,111,812
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	4,655,000	5,172,729
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.25%, 6/1/2022 (a)	12,600,000	13,400,352
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 150, AMT, 0.17% **, 10/1/2037	1,000,000	1,000,000
New York, Transportation/Tolls Revenue, Transportation Authority, Series E, 5.5%, 11/15/2021 (a)	6,000,000	6,399,780
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.875%, 6/15/2014	4,560,000	4,584,259
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	10,000,000	10,114,100
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031	9,000,000	9,032,310
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.0%, 6/15/2040	2,270,000	2,358,848
New York, NY, General Obligation:
Series A, 6.5%, 5/15/2012	695,000	710,227
Series A, Prerefunded, 6.5%, 5/15/2012	75,000	76,799

		90,820,398
North Carolina 1.7%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,589,760
Charlotte, NC, Core City General Obligation, 5.5%, 8/1/2018	4,165,000	4,701,285
North Carolina, Electric Revenue, 5.25%, 1/1/2020 (a)	4,000,000	4,282,360
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018 (a)	8,775,000	10,164,083
Series B, 6.0%, 1/1/2022 (a)	18,775,000	21,979,329
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, 6.25%, 12/1/2033	17,000,000	18,783,470
North Carolina, Municipal Power Agency, No. 1 Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	5,410,000	5,541,788

		67,042,075
Ohio 1.7%
Akron, OH, Project Revenue, Economic Development, 6.0%, 12/1/2012 (a)	1,000,000	1,076,440
Avon, OH, School District General Obligation, 6.5%, 12/1/2015 (a)	940,000	1,141,686
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015 (a)	1,500,000	1,770,480
Big Walnut, OH, School District General Obligation, Local School District, Zero Coupon, 12/1/2012 (a)	420,000	397,022
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Turbo:
Series A-2, 5.75%, 6/1/2034	13,275,000	10,694,738
Series A-2, 6.0%, 6/1/2042	7,000,000	5,527,200
Cleveland, OH, Electric Revenue, Public Power Systems Revenue, Series 1, 6.0%, 11/15/2011 (a)	1,050,000	1,144,458
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	1,000,000	1,000,720
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	500,000	585,920
Fayette County, OH, School District General Obligation, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	35,000	36,551
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017 (a)	320,000	387,869
Franklin County, OH, Healthcare Facilities Revenue, Presbyterian Services, 5.5%, 7/1/2017	1,000,000	994,560
Franklin County, OH, School District General Obligation, 6.5%, 12/1/2013	500,000	560,340
Hilliard, OH, School District General Obligation, Series A, Zero Coupon, 12/1/2012 (a)	1,655,000	1,582,693
Huber Heights, OH, Water & Sewer Revenue, Zero Coupon, 12/1/2012 (a)	1,005,000	963,725
Liberty Benton, OH, School District General Obligation, Zero Coupon, 12/1/2014 (a)	570,000	497,245
Liberty, OH, School District General Obligation, Zero Coupon, 12/1/2012 (a)	255,000	240,345
Lorain County, OH, Lakeland Community Hospital, Inc., ETM, 6.5%, 11/15/2012	340,000	357,255
Napoleon, OH, Hospital & Healthcare Revenue, Lutheran Orphans Home, 6.875%, 8/1/2023	210,000	210,477
North Olmstead, OH, Other General Obligation, 6.2%, 12/1/2011 (a)	1,040,000	1,092,541
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,177,720
Series B, 6.5%, 10/1/2020	2,250,000	2,721,263
Ohio, School District General Obligation, 6.0%, 12/1/2019 (a)	475,000	566,737
Ohio, State Hospital Facility, Series 3591, 144A, 0.14% **, 1/1/2017	15,000,000	15,000,000
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health System, Series B, 5.5%, 1/1/2039	13,600,000	14,248,856
Springboro, OH, School District General Obligation, Community City School District, 6.0%, 12/1/2011 (a)	220,000	232,159
Toledo, OH, Other General Obligation, Macy's Project, Series A, AMT, 6.35%, 12/1/2025 (a)	1,000,000	1,001,060
Wayne, OH, School District General Obligation:
6.45%, 12/1/2011 (a)	75,000	80,025
6.6%, 12/1/2016 (a)	200,000	239,410
Wooster, OH, School District General Obligation, Zero Coupon, 12/1/2013 (a)	930,000	869,996

		66,399,491
Oklahoma 1.2%
Oklahoma, Hospital & Healthcare Revenue, Valley View Hospital Authority, 6.0%, 8/15/2014	1,295,000	1,297,240
Oklahoma, State Municipal Power Authority, Supply System Revenue, Series A, 6.0%, 1/1/2038	8,625,000	9,418,155
Oklahoma, State Turnpike Authority Revenue, Series C, 0.18% **, 1/1/2028	10,000,000	10,000,000
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023 (a)	23,125,000	25,266,144

		45,981,539
Pennsylvania 4.8%
Allegheny County, PA, Airport Revenue, Pittsburgh International Airport:
Series A, AMT, 5.75%, 1/1/2013 (a)	9,400,000	10,039,012
Series A-1, AMT, 5.75%, 1/1/2014 (a)	10,500,000	11,323,305
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	12,117,774
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital & Medical Center Project, 5.7%, 10/1/2014 (a)	855,000	939,884
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, 5.75%, 7/1/2017	25,000,000	29,010,250
Erie County, PA, Industrial Development Revenue, Pollution Control, Series A, 5.3%, 4/1/2012	1,000,000	1,027,890
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017 (a)	3,700,000	2,874,419
Indiana County, PA, Pollution Control Revenue, Industrial Development Authority, 5.35%, 11/1/2010 (a)	1,000,000	1,028,670
Latrobe, PA, Higher Education Revenue, Industrial Development Authority, 5.375%, 5/1/2013	820,000	864,895
New Castle, PA, Hospital & Healthcare Revenue, Area Hospital Authority, Jameson Memorial Hospital, 6.0%, 7/1/2010 (a)	845,000	855,140
Pennsylvania, Core City General Obligation, Regional Finance Authority Local Government, 5.75%, 7/1/2032	28,000,000	31,869,880
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	7,340,000	7,569,595
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019 (a)	2,200,000	2,669,590
Pennsylvania, State Turnpike Commission Revenue, Series B, 5.75%, 6/1/2039	32,000,000	34,150,720
Pennsylvania, State Turnpike Commission Revenue, Capital Appreciation, Series E, Step-up Coupon, 0% to 12/1/2017, 6.375% to 12/1/2038	40,000,000	25,600,000
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014 (a)	1,750,000	1,953,315
Philadelphia, PA, Water & Sewer Revenue, 6.25%, 8/1/2010 (a)	1,000,000	1,022,180
Philadelphia, PA, Water & Wastewater Revenue:
Series A, 5.25%, 1/1/2032	3,000,000	3,107,130
Series A, 5.25%, 1/1/2036	2,500,000	2,560,250
Pittsburgh, PA, Core City General Obligation, Series A, 5.5%, 9/1/2014 (a)	1,280,000	1,388,647
Pittsburgh, PA, Water & Sewer System, ETM, 7.25%, 9/1/2014 (a)	85,000	97,267
Westmoreland County, PA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.375%, 7/1/2011 (a)	2,695,000	2,783,477
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017 (a)	6,230,000	4,688,885

		189,542,175
Puerto Rico 5.5%
Puerto Rico, Electric Power Authority Revenue:
Series JJ, 5.375%, 7/1/2017 (a)	8,500,000	9,393,775
Series KK, 5.5%, 7/1/2016 (a)	10,000,000	11,075,000
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	55,000,000	41,859,950
Series A, 5.375%, 8/1/2039	13,650,000	13,665,015
Series A, 6.5%, 8/1/2044	35,000,000	37,975,700
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	18,020,000	10,481,874
Puerto Rico Commonwealth, General Obligation:
Series A, 5.5%, 7/1/2017 (a)	6,000,000	6,425,700
Series A, 5.5%, 7/1/2019 (a)	1,400,000	1,498,056
Series A, 5.5%, 7/1/2020 (a)	13,250,000	13,998,492
Series A, 5.5%, 7/1/2021 (a)	6,000,000	6,307,440
6.0%, 7/1/2013 (a)	5,000,000	5,515,350
6.0%, 7/1/2014 (a)	10,000,000	11,046,200
6.0%, 7/1/2016 (a)	2,000,000	2,232,840
6.25%, 7/1/2013 (a)	1,850,000	2,055,368
Puerto Rico Commonwealth, Highway & Transportation Authority Revenue:
Series L, 5.25%, 7/1/2038 (a)	24,000,000	22,844,160
5.5%, 7/1/2028 (a)	19,545,000	20,184,708

		216,559,628
Rhode Island 1.4%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Brown University, Series A, 5.0%, 9/1/2039	13,000,000	13,699,140
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	10,000,000	10,860,900
Rhode Island, Project Revenue, Convention Center Authority, Series B, 5.25%, 5/15/2015 (a)	22,000,000	24,189,880
Rhode Island, Tobacco Settlement Financing Corp., Series A, 6.125%, 6/1/2032	7,750,000	7,403,420

		56,153,340
South Carolina 1.2%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, 5.375%, 10/1/2039	7,500,000	7,513,500
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
5.75%, 8/1/2039	1,910,000	1,864,905
Series C, Prerefunded, 7.0%, 8/1/2030	7,740,000	9,231,072
Series A, Prerefunded, 7.375%, 12/15/2021	4,500,000	4,838,445
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
5.5%, 1/1/2012 (a)	2,810,000	3,009,173
Series A, ETM, 6.5%, 1/1/2016 (a)	430,000	531,845
6.75%, 1/1/2019 (a)	2,065,000	2,508,562
ETM, 6.75%, 1/1/2019 (a)	1,460,000	1,872,771
South Carolina, State Public Service Authority Revenue, Santee Cooper:
Series E, 5.0%, 1/1/2040	10,000,000	10,470,700
Series A, 5.375%, 1/1/2028	2,500,000	2,768,625
South Carolina, Tobacco Settlement Revenue Management Authority, Series B, 6.0%, 5/15/2022	4,945,000	5,143,690

		49,753,288
South Dakota 0.1%
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	3,085,920
Tennessee 1.6%
Jackson, TN, Energy Authority, Water System Revenue, 0.15% **, 12/1/2023, US Bank NA (c)	1,300,000	1,300,000
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.5%, 4/1/2033	3,000,000	3,007,590
5.625%, 4/1/2038	4,550,000	4,580,576
5.75%, 4/1/2041	8,675,000	8,763,832
Knox County, TN, Hospital & Healthcare Revenue, Sanders Alliance:
5.75%, 1/1/2011 (a)	15,405,000	15,888,717
5.75%, 1/1/2014 (a)	2,000,000	2,195,300
6.25%, 1/1/2013 (a)	4,000,000	4,375,520
Shelby County, TN, County General Obligation, Zero Coupon, 8/1/2014	4,965,000	4,582,050
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	10,000,000	9,059,700
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019	7,000,000	7,089,390
Series A, 5.25%, 9/1/2021	2,000,000	2,008,040

		62,850,715
Texas 7.1%
Abilene, TX, Senior Care Revenue, Sears Methodist Retirement, Health Facilities Development, Series A, 5.875%, 11/15/2018	3,250,000	2,891,525
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 4.388%, 4/1/2027 (e)	21,335,000	13,768,755
Austin, TX, Water & Sewer Revenue, Utility Systems, Zero Coupon, 11/15/2012 (a)	13,520,000	12,964,058
Cypress and Fairbanks, TX, School District General Obligation, Cypress-Fairbanks Texas Independent School District:
Series A, Zero Coupon, 2/15/2013	4,840,000	4,675,876
Series A, Zero Coupon, 2/15/2014	6,000,000	5,653,980
Dallas, TX, Single Family Housing Revenue, Zero Coupon, 10/1/2016 (a)	620,000	317,459
Dallas, TX, Waterworks & Sewer Systems Revenue, 5.0%, 10/1/2037	4,600,000	4,817,396
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017 (a)	3,910,000	3,137,814
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, 7.25%, 12/1/2035	5,000,000	5,631,050
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Medical Center Project, 6.25%, 5/15/2010 (a)	3,000,000	3,024,210
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2027 (a)	21,030,000	21,800,329
Series A, 5.5%, 7/1/2039	10,000,000	10,696,000
Houston, TX, Utility Systems Revenue, Series A, 5.25%, 5/15/2022 (a)	30,000,000	31,870,500
Houston, TX, Water & Sewer Revenue:
Series C, Zero Coupon, 12/1/2010 (a)	5,000,000	4,968,100
Series C, Zero Coupon, 12/1/2012 (a)	4,350,000	4,179,393
North Texas, Tollway Authority Revenue:
Series C, 5.25%, 1/1/2044	20,000,000	19,998,600
First Tier, Series A, 5.625%, 1/1/2033	6,500,000	6,675,630
Second Tier, Series F, 5.75%, 1/1/2033	12,210,000	12,542,234
Second Tier, Series F, 5.75%, 1/1/2038	16,500,000	16,790,235
Northeast, TX, Hospital & Healthcare Revenue, Northeast Medical Center, 6.0%, 5/15/2010 (a)	2,180,000	2,203,413
Texas, Dallas/Fort Worth International Airport Revenue, Series A, AMT, 5.5%, 11/1/2019 (a)	20,000,000	20,915,000
Texas, Electric Revenue:
Zero Coupon, 9/1/2017 (a)	5,880,000	4,335,442
ETM, Zero Coupon, 9/1/2017 (a)	120,000	96,248
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016 (a)	18,300,000	14,353,605
Texas, Gulf Coast Waste Disposal Authority, Environmental Facilities Revenue, ExxonMobil Project, Series A, AMT, 0.13% **, 6/1/2030	4,500,000	4,500,000
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.87% ***, 12/15/2026	19,800,000	13,959,000
Series D, 6.25%, 12/15/2026	20,000,000	21,311,400
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016 (a)	375,000	315,622
Texas, Other General Obligation, 7.0%, 9/15/2012	3,245,938	3,305,306
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	5,575,000	5,864,900
5.5%, 8/1/2025	2,750,000	2,887,472

		280,450,552
Utah 0.1%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015 (a)	1,010,000	1,280,841
Salt Lake City, UT, Core City General Obligation, 5.75%, 6/15/2014	25,000	25,406
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	900,000	963,063
Utah, Electric Revenue, Intermountain Power Agency, Series A, ETM, 5.0%, 7/1/2012 (a)	540,000	541,971

		2,811,281
Virgin Islands 0.0%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, Prerefunded, 6.5%, 10/1/2024	1,500,000	1,571,025
Virginia 0.7%
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, ETM, 6.125%, 7/1/2017 (a)	5,500,000	6,603,410
Virginia, Tobacco Settlement Financing Corp., Series B-1, 5.0%, 6/1/2047	6,000,000	4,122,540
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018 (a)	3,000,000	3,277,530
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	7,760,000	8,893,193
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015 (a)	5,700,000	6,267,948

		29,164,621
Washington 1.2%
Chelan County, WA, Electric Revenue, Public Utilities, Columbia River Rock, Zero Coupon, 6/1/2014 (a)	12,685,000	11,483,223
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017 (a)	6,725,000	5,280,470
King and Snohomish Counties, WA, School District General Obligation, No. 417 Northshore, 5.6%, 12/1/2010 (a)	850,000	880,345
Port Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2014 (a)	4,000,000	4,503,840
Washington, Electric Revenue, Public Power Supply Systems, Series A, Zero Coupon, 7/1/2010 (a)	5,860,000	5,841,541
Washington, Hospital & Healthcare Revenue, HealthCare Facilities Authority, ETM, 5.8%, 11/1/2010 (a)	2,100,000	2,178,120
Washington, State General Obligation, Series 5, Zero Coupon, 1/1/2017 (a)	4,535,000	3,706,002
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028 (a)	5,240,000	5,046,906
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	7,035,000	7,108,164

		46,028,611
West Virginia 0.1%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	590,000	615,411
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	2,410,000	2,513,799

		3,129,210
Wisconsin 1.9%
Milwaukee County, WI, Series A, ETM, Zero Coupon, 12/1/2011 (a)	220,000	217,023
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022 (a)	3,995,000	4,844,737
Series C, ETM, 6.25%, 1/1/2022 (a)	6,975,000	8,558,883
Series AA, ETM, 6.45%, 6/1/2010 (a)	2,650,000	2,693,275
Series AA, ETM, 6.5%, 6/1/2011 (a)	2,820,000	3,033,812
Series AA, ETM, 6.5%, 6/1/2012 (a)	3,000,000	3,380,520
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc.:
Series A, 5.6%, 2/15/2029	17,800,000	17,513,776
6.875%, 4/15/2030	14,000,000	14,562,660
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	7,335,000	7,929,135
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	13,484,877

		76,218,698

Total Municipal Bonds and Notes (Cost $3,501,969,424)		3,748,455,621
Municipal Inverse Floating Rate Notes (f) 14.0%
California 3.1%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (g)	10,700,000	10,916,985
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-4, 144A, 14.067%, 4/1/2031, Leverage Factor at purchase date: 3 to 1
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (g)	5,236,056	5,813,022
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (g)	3,742,268	4,154,632
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (g)	3,118,557	3,462,193
Trust: California, State Department of Water Resources Revenue, Series 2705, 144A, 12.704%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (g)	15,620,000	16,549,390
Trust: California, University of California Revenues, Series 3368-2, 144A, 18.81%, 5/15/2039, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Waste Water System Revenue, Series A, 5.375%, 6/1/2039 (g)	30,000,000	31,758,750
Trust: Los Angeles, CA, Series 3371-2, 144A, 19.31%, 6/1/2039, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (g)	30,000,000	33,401,880
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 27.16%, 8/1/2033, Leverage Factor at purchase date: 5 to 1
San Francisco, CA, Bay Area Rapid Transportation District, Election of 2004, Series B, 5.0%, 8/1/2032 (g)	14,997,001	15,858,751
Trust: San Francisco, CA, Bay Area Rapid Transportation District, Series 3161, 144A, 13.717%, 8/1/2032, Leverage Factor at purchase date: 3 to 1

		121,915,603
District of Columbia 0.6%
District of Columbia, Income Tax Revenue, Series A, 5.5%, 12/1/2030 (g)	22,000,000	24,710,620
Trust: District of Columbia, Series 3369, 144A, 19.75%, 12/1/2030, Leverage Factor at purchase date: 4 to 1
Florida 1.7%
Florida, State Turnpike Authority Revenue, Department of Transportation, Series A, 5.0%, 7/1/2021 (g)	30,130,000	33,308,912
Trust: Florida, State Turnpike Authority Revenue, Series 2514, 144A, 41.715%, 7/1/2021, Leverage Factor at purchase date: 10 to 1
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023 (a) (g)	3,740,000	3,899,599
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024 (a) (g)	3,915,000	4,082,066
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025 (a) (g)	4,122,500	4,298,421
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026 (a) (g)	4,317,500	4,501,743
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032 (a) (g)	16,470,000	17,172,832
Trust: Miami-Dade County, FL, Series 2008-1160, 144A, 9.411%, 7/1/2023, Leverage Factor at purchase date: 2 to 1

		67,263,573
Massachusetts 1.5%
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2027 (g)	7,825,000	8,416,675
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2033 (g)	3,000,000	3,226,840
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2038 (g)	2,750,000	2,957,937
Trust: Massachusetts, State General Obligation, Series 2008-1203, 144A, 14.931%, 8/1/2027, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026 (a) (g)	20,000,000	21,736,200
Trust: Massachusetts, State General Obligation, Series 2022-1, 144A, 42.26%, 8/1/2026, Leverage Factor at purchase date: 10 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027 (a) (g)	20,000,000	21,736,200
Trust: Massachusetts, State General Obligation, Series 2022-2, 144A, 42.26%, 8/1/2027, Leverage Factor at purchase date: 10 to 1

		58,073,852
Nevada 1.7%
Clark County, NV, General Obligation, 5.0%, 6/1/2028 (g)	6,252,645	6,435,483
Clark County, NV, General Obligation, 5.0%, 6/1/2029 (g)	6,565,277	6,757,258
Clark County, NV, General Obligation, 5.0%, 6/1/2030 (g)	6,372,122	6,558,455
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.673%, 6/1/2028, Leverage Factor at purchase date: 3 to 1
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (g)	16,118,519	17,389,109
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (g)	16,841,398	18,168,970
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (g)	10,876,807	11,734,202
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.261%, 6/15/2021, Leverage Factor at purchase date: 2 to 1

		67,043,477
New York 1.3%
New York, State Dormitory Authority Revenues, Columbia University, 5.0%, 7/1/2038 (g)	27,925,000	29,534,204
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series R-11722-1, 144A, 17.861%, 7/1/2038, Leverage Factor at purchase date: 4 to 1
New York, NY, General Obligation, Series C-1, 5.0%, 10/1/2024 (a) (g)	19,425,000	21,029,578
Trust: New York, NY, Series 2008-1131, 144A, 9.232%, 10/1/2024, Leverage Factor at purchase date: 2 to 1

		50,563,782
North Carolina 0.5%
North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series B, 5.0%, 10/1/2038 (g)	20,000,000	20,975,000
Trust: North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series 3333, 144A, 17.72%, 10/1/2038, Leverage Factor at purchase date: 4 to 1
Ohio 0.9%
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2021 (g)	8,725,000	9,818,956
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2022 (g)	8,725,000	9,818,956
Trust: Columbus, OH, General Obligation, Series 2365, 144A, 17.8%, 9/1/2021, Leverage Factor at purchase date: 4 to 1
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (g)	6,032,233	6,290,251
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (g)	10,287,087	10,727,097
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.639%, 1/1/2028, Leverage Factor at purchase date: 3 to 1

		36,655,260
Tennessee 1.8%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (g)	21,793,305	23,745,931
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 17.805%, 1/1/2027, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (g)	20,800,000	22,811,672
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 17.81%, 1/1/2026, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (g)	21,610,075	23,391,751
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 17.818%, 1/1/2028, Leverage Factor at purchase date: 4 to 1

		69,949,354
Texas 0.9%
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2022 (g)	3,000,000	3,250,958
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2027 (g)	7,425,000	8,046,120
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2028 (g)	6,540,000	7,087,087
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2029 (g)	7,000,000	7,585,568
Trust: San Antonio, TX, Series 2008-1150, 144A, 9.262%, 2/1/2022, Leverage Factor at purchase date: 2 to 1
Texas, Water Development Board Revenue, Series B, 5.25%, 7/15/2026 (g)	10,000,000	11,112,800
Trust: Texas, Water Development Board, Series 2008-1173, 144A, 19.38%, 7/15/2026, Leverage Factor at purchase date: 4 to 1

		37,082,533

Total Municipal Inverse Floating Rate Notes (Cost $526,446,479)		554,233,054

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,028,415,903) †	108.5	4,302,688,675
Other Assets and Liabilities, Net	(8.5)	(337,045,166)

Net Assets	100.0	3,965,643,509
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest. The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project	7.375%	1/1/2040	15,000,000	14,314,437	600,000

**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2010.

***
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of February 28, 2010.

†
The cost for federal income tax purposes was $4,021,238,926.  At February 28, 2010, net unrealized appreciation for all securities based on tax cost was $281,449,749.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $322,821,656 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $41,371,907.

(a)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	6.0
Assured Guaranty Corp.	0.7
Assured Guaranty Municipal Corp.	9.4
Financial Guaranty Insurance Co.	5.2
National Public Finance Guarantee Corp.	19.0
Radian	0.1
XL Capital Assurance	0.2
Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.

(b)	At February 28, 2010, this security has been pledged, in whole or in part, as collateral for open interest rate swaps.
(c)	Security incorporates a letter of credit from the bank listed.
(d)	When-issued security.
(e)	Partial interest paying security. The rate shown represents 65% of the original coupon rate.
(f)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(g)	Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At February 28, 2010, open interest rate swaps were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation/ (Depreciation) ($)

1/11/2011 1/11/2016	130,000,0001	Fixed — 3.787%	Floating — LIBOR	(2,840,159)
1/12/2011 1/12/2016	130,000,0002	Fixed — 3.796%	Floating — LIBOR	(2,880,375)
3/2/2010 3/2/2021	37,000,0003	Fixed — 3.59%	Floating — LIBOR	697,531
1/8/2010 1/8/2025	12,000,0002	Fixed — 3.222%	Floating — LIBOR	1,177,598
3/17/2010 3/17/2025	10,300,0002	Fixed — 3.462%	Floating — LIBOR	808,219
1/12/2010 1/12/2026	30,000,0002	Fixed — 3.034%	Floating — LIBOR	3,950,473
6/2/2010 6/2/2029	42,000,0002	Fixed — 4.446%	Floating — LIBOR	(572,445)
6/29/2010 6/29/2029	5,150,0001	Fixed — 4.397%	Floating — LIBOR	(21,339)
2/7/2011 2/7/2030	41,800,0002	Fixed — 4.692%	Floating — LIBOR	(714,181)
10/30/2010 10/30/2031	13,000,0002	Fixed — 4.35%	Floating — LIBOR	263,299
10/30/2010 10/31/2031	16,000,0003	Fixed — 4.354%	Floating — LIBOR	315,204

Total net unrealized appreciation on open interest rate swaps				183,825

Counterparties:
1	Citigroup, Inc.
2	JPMorgan Chase Securities, Inc.
3	The Goldman Sachs & Co.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(h)	$—	$4,302,688,675	$—	$4,302,688,675
Derivatives(i)	—	7,212,324	—	7,212,324
Total	$—	$4,309,900,999	$—	$4,309,900,999

Liabilities
Derivatives(i)	$—	$(7,028,499)	$—	$(7,028,499)

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 28, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$ 183,825

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 23, 2010